Document and Entity Information	May 01, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001928561
Document Creation Date	Apr. 30, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	Bitwise Funds Trust
Document Effective Date	May 01, 2025
Prospectus Date	May 01, 2025
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF | Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF
Prospectus:
Trading Symbol	BITC
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF | Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF
Prospectus:
Trading Symbol	BTOP
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF | Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF
Prospectus:
Trading Symbol	AETH
Bitwise Web3 ETF | Bitwise Web3 ETF
Prospectus:
Trading Symbol	BWEB